Supplemental Financial Information (Notes)	11 Months Ended
Dec. 29, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Financial Information [Abstract]
Supplemental Financial Information

On April 1, 2013, in connection with the Merger, Merger Subsidiary completed the private placement of $3.1 billion aggregate principal amount of 4.25% Second Lien Senior Secured Notes due 2020 (the “Notes”) to initial purchasers for resale by the Initial Purchasers to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to persons outside the United States under Regulation S of the Securities Act. See Note 10 for more details.

The Notes are jointly and severally, fully and unconditionally guaranteed on a senior secured basis, subject to certain customary release provisions by the Guarantors, which represent most of H. J. Heinz Company’s domestic subsidiaries, which guarantee our obligations under the Senior Credit Facilities.

The Issuer, H. J. Heinz Company, and guarantor subsidiaries are 100% owned by H. J. Heinz Corporation II (“Holdings”).

The non-U.S. subsidiaries are identified below as Non-Guarantors. The following represents the condensed consolidating financial information for Holdings, the Issuer, the Guarantors on a combined basis, and the non-U.S. subsidiaries of Heinz (the “Non-Guarantors”), on a combined basis, together with eliminations, as of and for the periods indicated. The condensed consolidating financial information may not necessarily be indicative of the financial position, results of operations or cash flows had Holdings, Heinz, Guarantors and Non-Guarantors operated as independent entities.

Successor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Operations
For the Period from February 8, 2013 through December 29, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Sales	$—	$143,778	$2,124,094	$4,191,932	$(220,242)	$6,239,562
Cost of product sold	—	1,614	1,696,754	3,109,665	(220,242)	4,587,791
Gross profit	—	142,164	427,340	1,082,267	—	1,651,771
Selling, general and administrative expenses	—	167,668	422,027	1,070,050	—	1,659,745
Operating (loss)/income	—	(25,504)	5,313	12,217	—	(7,974)
Interest expense, net	—	379,834	6,263	9,335	—	395,432
Other income/(expense), net	—	112,267	(2,170)	(4,396)	—	105,701
Loss from continuing operations before income taxes	—	(293,071)	(3,120)	(1,514)	—	(297,705)
Equity in (losses)/earnings of subsidiaries	(77,021)	127,019	121,234	—	(171,232)	—
Benefit from income taxes	—	(89,031)	(18,033)	(124,559)	—	(231,623)
(Loss)/income from continuing operations	(77,021)	(77,021)	136,147	123,045	(171,232)	(66,082)
Loss from discontinued operations, net of tax	—	—	—	(5,636)	—	(5,636)
Net (loss)/income	(77,021)	(77,021)	136,147	117,409	(171,232)	(71,718)
Less: Net income attributable to noncontrolling interest	—	—	—	5,303	—	5,303
Net (loss)/income	$(77,021)	$(77,021)	$136,147	$112,106	$(171,232)	$(77,021)

Total comprehensive income	$155,989	$155,989	$402,326	$342,444	$(900,759)	$155,989

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Operations
For the Period from April 29, 2013 through June 7, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Sales	NA	$18,077	$377,062	$743,341	$(25,608)	$1,112,872
Cost of product sold	NA	428	258,094	496,623	(25,608)	729,537
Gross profit	NA	17,649	118,968	246,718	—	383,335
Selling, general and administrative expenses	NA	101,974	75,011	178,567	—	355,552
Operating (loss)/income	NA	(84,325)	43,957	68,151	—	27,783
Interest expense, net	NA	17,767	13,712	993	—	32,472
Other (expense)/income, net	NA	(25,264)	(105,490)	5,116	—	(125,638)
(Loss)/income from continuing operations before income taxes	NA	(127,356)	(75,245)	72,274	—	(130,327)
Equity in earnings of subsidiaries	NA	12,398	56,897	—	(69,295)	—
Provision for/(benefit from) income taxes	NA	80,613	(29,031)	9,515	—	61,097
(Loss)/income from continuing operations	NA	(195,571)	10,683	62,759	(69,295)	(191,424)
Loss from discontinued operations, net of tax	NA	—	—	(1,273)	—	(1,273)
Net (loss)/income	NA	(195,571)	10,683	61,486	(69,295)	(192,697)
Less: Net income attributable to noncontrolling interest	NA	—	—	2,874	—	2,874
Net (loss)/income	NA	$(195,571)	$10,683	$58,612	$(69,295)	$(195,571)

Total comprehensive (loss)/income	NA	$(276,608)	$(46,925)	$53,418	$(6,493)	$(276,608)

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Operations
For the Year Ended April 28, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Sales	NA	$250,421	$3,954,424	$7,707,691	$(383,650)	$11,528,886
Cost of product sold	NA	3,348	2,715,668	4,998,050	(383,650)	7,333,416
Gross profit	NA	247,073	1,238,756	2,709,641	—	4,195,470
Selling, general and administrative expenses	NA	200,286	661,481	1,672,052	—	2,533,819
Operating income/(loss)	NA	46,787	577,275	1,037,589	—	1,661,651
Interest expense, net	NA	165,541	73,803	16,468	—	255,812
Other expense, net	NA	(9,503)	(7,195)	(45,498)	—	(62,196)
(Loss)/income from continuing operations before income taxes	NA	(128,257)	496,277	975,623	—	1,343,643
Equity in earnings of subsidiaries	NA	1,177,533	728,396	—	(1,905,929)	—
Provision for income taxes	NA	48,195	83,073	110,330	—	241,598
(Loss)/income from continuing operations	NA	1,001,081	1,141,600	865,293	(1,905,929)	1,102,045
Income/(loss) from discontinued operations, net of tax	NA	11,822	(33,580)	(52,954)	—	(74,712)
Net (loss)/income	NA	1,012,903	1,108,020	812,339	(1,905,929)	1,027,333
Less: Net income attributable to noncontrolling interest	NA	—	—	14,430	—	14,430
Net (loss)/income	NA	$1,012,903	$1,108,020	$797,909	$(1,905,929)	$1,012,903

Total comprehensive income	NA	$683,093	$741,167	$502,061	$(1,243,228)	$683,093

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Operations
For the Year Ended April 29, 2012

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Sales	NA	$244,505	$3,974,717	$7,661,912	$(373,562)	$11,507,572
Cost of product sold	NA	2,046	2,818,328	5,065,971	(373,562)	7,512,783
Gross profit	NA	242,459	1,156,389	2,595,941	—	3,994,789
Selling, general and administrative expenses	NA	194,766	662,735	1,634,981	—	2,492,482
Operating income/(loss)	NA	47,693	493,654	960,960	—	1,502,307
Interest expense, net	NA	153,021	86,742	18,699	—	258,462
Other income/(expense), net	NA	8,227	(6,878)	(9,105)	—	(7,756)
(Loss)/income from continuing operations before income taxes	NA	(97,101)	400,034	933,156	—	1,236,089
Equity in earnings of subsidiaries	NA	1,044,268	779,388	—	(1,823,656)	—
Provision for income taxes	NA	24,008	88,153	132,805	—	244,966
(Loss)/income from continuing operations	NA	923,159	1,091,269	800,351	(1,823,656)	991,123
Loss from discontinued operations, net of tax	NA	—	(2,242)	(48,973)	—	(51,215)
Net (loss)/income	NA	923,159	1,089,027	751,378	(1,823,656)	939,908
Less: Net income attributable to noncontrolling interest	NA	—	—	16,749	—	16,749
Net (loss)/income	NA	$923,159	$1,089,027	$734,629	$(1,823,656)	$923,159

Total comprehensive income/(loss)	NA	$378,451	$606,625	$215,227	$(821,852)	$378,451

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Operations
For the Year Ended April 27, 2011

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Sales	NA	$11,129	$4,006,362	$6,719,306	$(178,161)	$10,558,636
Cost of product sold	NA	2,118	2,516,108	4,274,194	(178,161)	6,614,259
Gross profit	NA	9,011	1,490,254	2,445,112	—	3,944,377
Selling, general and administrative expenses	NA	130,371	681,189	1,445,179	—	2,256,739
Operating (loss)/income	NA	(121,360)	809,065	999,933	—	1,687,638
Interest expense, net	NA	34,645	189,701	25,766	—	250,112
Other (expense)/income	NA	(14,397)	(8,417)	1,610	—	(21,204)
(Loss)/income from continuing operations before income taxes	NA	(170,402)	610,947	975,777	—	1,416,322
Equity in earnings of subsidiaries	NA	1,209,170	688,613	—	(1,897,783)	—
Provision for income taxes	NA	49,258	117,511	204,048	—	370,817
(Loss)/income from continuing operations	NA	989,510	1,182,049	771,729	(1,897,783)	1,045,505
Loss from discontinued operations, net of tax	NA	—	(4,960)	(34,597)	—	(39,557)
Net (loss)/income	NA	989,510	1,177,089	737,132	(1,897,783)	1,005,948
Less: Net income attributable to noncontrolling interest	NA	—	—	16,438	—	16,438
Net (loss)/income	NA	$989,510	$1,177,089	$720,694	$(1,897,783)	$989,510

Total comprehensive income	NA	$1,671,703	$892,753	$1,295,833	$(2,188,586)	$1,671,703

Successor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of December 29, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS	(In thousands)
Current assets:
Cash and cash equivalents	$—	$48,396	$943,741	$1,466,855	$—	$2,458,992
Trade receivables	—	—	—	1,099,655	—	1,099,655
Other receivables	—	39,816	15,406	189,306	—	244,528
Receivables due from affiliates	—	83,618	21,752	60,974	(166,344)	—
Inventories:
Finished goods and work-in-process	—	—	452,230	686,143	—	1,138,373
Packaging material and ingredients	—	—	101,332	195,691	—	297,023
Total inventories	—	—	553,562	881,834	—	1,435,396
Prepaid expenses	—	12,784	25,560	127,870	(21,118)	145,096
Short-term lending due from affiliates	—	1,807,502	32,777	602,059	(2,442,338)	—
Other current assets	—	—	50,720	51,239	(41,501)	60,458
Total current assets	—	1,992,116	1,643,518	4,479,792	(2,671,301)	5,444,125
Property, plant and equipment:
Property, plant and equipment, gross	—	238,618	804,277	1,786,596	—	2,829,491
Less accumulated depreciation	—	15,064	54,016	96,919	—	165,999
Total property, plant and equipment, net	—	223,554	750,261	1,689,677	—	2,663,492
Other non-current assets:
Goodwill	—	—	8,554,726	6,515,336	—	15,070,062
Investments in subsidiaries	16,297,416	26,033,700	15,500,336	—	(57,831,452)	—
Trademarks, net	—	4,659,800	624,300	6,846,773	—	12,130,873
Other intangibles, net	—	804,370	666,472	887,939	—	2,358,781
Long-term lending due from affiliates	—	—	3,305,383	202,767	(3,508,150)	—
Other non-current assets	—	687,059	107,682	538,070	(27,796)	1,305,015
Total other non-current assets	16,297,416	32,184,929	28,758,899	14,990,885	(61,367,398)	30,864,731
Total assets	$16,297,416	$34,400,599	$31,152,678	$21,160,354	$(64,038,699)	$38,972,348

Successor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of December 29, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS EQUITY	(In thousands)
Current liabilities:
Short-term debt	$—	$—	$—	$143,689	$—	$143,689
Short-term lending due to affiliates	—	9,589	2,408,903	23,846	(2,442,338)	—
Portion of long-term debt due within one year	—	95,000	430	12,335	—	107,765
Trade payables	—	13,389	326,636	852,049	—	1,192,074
Payables due to affiliates	—	49,265	60,488	56,594	(166,347)	—
Other payables	—	16,349	2,569	129,275	—	148,193
Accrued marketing	—	—	80,892	289,437	—	370,329
Other accrued liabilities	—	217,074	157,824	406,841	(21,118)	760,621
Income taxes	—	192,282	2,120	49,287	(41,501)	202,188
Total current liabilities	—	592,948	3,039,862	1,963,353	(2,671,304)	2,924,859
Long-term debt and other non-current liabilities:
Long-term debt	—	12,568,819	1,772,244	276,583	—	14,617,646
Long-term borrowings due to affiliates	—	2,000,000	202,766	1,554,630	(3,757,396)	—
Deferred income taxes	—	2,569,192	171,737	1,419,974	—	4,160,903
Non-pension post-retirement benefits	—	—	169,664	54,504	(27,796)	196,372
Other non-current liabilities	—	372,224	35,989	121,212	—	529,425
Total long-term debt and other non-current liabilities	—	17,510,235	2,352,400	3,426,903	(3,785,192)	19,504,346
Commitments and contingent liabilities (See Note 18)
Redeemable noncontrolling interest	—	—	—	29,885	—	29,885
Total shareholders' equity	16,297,416	16,297,416	25,760,416	15,524,371	(57,582,203)	16,297,416
Noncontrolling interest	—	—	—	215,842	—	215,842
Total equity	16,297,416	16,297,416	25,760,416	15,740,213	(57,582,203)	16,513,258
Total liabilities and equity	$16,297,416	$34,400,599	$31,152,678	$21,160,354	$(64,038,699)	$38,972,348

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of April 28, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS	(In thousands)
Current assets:
Cash and cash equivalents	NA	$5	$137,604	$2,339,090	$—	$2,476,699
Trade receivables	NA	—	—	872,864	—	872,864
Other receivables	NA	56,262	12,536	132,190	—	200,988
Receivables due from affiliates	NA	44,249	20,291	46,945	(111,485)	—
Inventories:
Finished goods and work-in-process	NA	—	355,022	721,757	—	1,076,779
Packaging material and ingredients	NA	—	74,397	181,521	—	255,918
Total inventories	NA	—	429,419	903,278	—	1,332,697
Prepaid expenses	NA	13,534	45,218	101,906	—	160,658
Short-term lending due from affiliates	NA	669,413	30,854	2,325,431	(3,025,698)	—
Other current assets	NA	11,157	17,144	71,032	(7,677)	91,656
Total current assets	NA	794,620	693,066	6,792,736	(3,144,860)	5,135,562
Property, plant and equipment:
Property, plant and equipment, gross	NA	352,619	1,477,579	3,528,891	—	5,359,089
Less accumulated depreciation	NA	99,092	897,030	1,904,166	—	2,900,288
Total property, plant and equipment, net	NA	253,527	580,549	1,624,725	—	2,458,801
Other non-current assets:
Goodwill	NA	—	1,219,644	1,859,606	—	3,079,250
Investments in subsidiaries	NA	7,504,334	8,376,351	—	(15,880,685)	—
Trademarks, net	NA	90,438	126,096	820,749	—	1,037,283
Other intangibles, net	NA	25,781	87,140	265,266	—	378,187
Long-term lending due from affiliates	NA	—	2,525,858	190,110	(2,715,968)	—
Other non-current assets	NA	53,563	201,018	595,343	—	849,924
Total other non-current assets	NA	7,674,116	12,536,107	3,731,074	(18,596,653)	5,344,644
Total assets	NA	$8,722,263	$13,809,722	$12,148,535	$(21,741,513)	$12,939,007

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of April 28, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS EQUITY	(In thousands)
Current liabilities:
Short-term debt	NA	$1,100,000	$—	$37,181	$—	$1,137,181
Short-term lending due to affiliates	NA	9,589	843,810	2,172,299	(3,025,698)	—
Portion of long-term debt due within one year	NA	663,967	351,133	8,112	—	1,023,212
Trade payables	NA	14,628	390,160	905,221	—	1,310,009
Payables due to affiliates	NA	42,076	25,538	43,871	(111,485)	—
Other payables	NA	39,300	19,934	123,594	—	182,828
Accrued marketing	NA	—	59,404	254,526	—	313,930
Other accrued liabilities	NA	180,725	139,404	385,353	—	705,482
Income taxes	NA	36,064	2,386	83,457	(7,677)	114,230
Total current liabilities	NA	2,086,349	1,831,769	4,013,614	(3,144,860)	4,786,872
Long-term debt and other non-current liabilities:
Long-term debt	NA	1,447,902	2,159,880	240,557	—	3,848,339
Long-term borrowings due to affiliates	NA	2,000,000	636,900	367,824	(3,004,724)	—
Deferred income taxes	NA	147,604	316,390	214,571	—	678,565
Non-pension post-retirement benefits	NA	13,544	161,416	65,359	—	240,319
Other non-current liabilities	NA	225,333	61,340	219,889	—	506,562
Total long-term debt and other non-current liabilities	NA	3,834,383	3,335,926	1,108,200	(3,004,724)	5,273,785
Commitments and contingent liabilities (See Note 18)
Redeemable noncontrolling interest	NA	—	—	29,529	—	29,529
Total shareholders' equity	NA	2,801,531	8,642,027	6,949,902	(15,591,929)	2,801,531
Noncontrolling interest	NA	—	—	47,290	—	47,290
Total equity	NA	2,801,531	8,642,027	6,997,192	(15,591,929)	2,848,821
Total liabilities and equity	NA	$8,722,263	$13,809,722	$12,148,535	$(21,741,513)	$12,939,007

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of April 29, 2012

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS	(In thousands)
Current assets:
Cash and cash equivalents	NA	$39	$145,751	$1,184,651	$—	$1,330,441
Trade receivables	NA	—	—	815,600	—	815,600
Other receivables	NA	37,331	20,160	120,419	—	177,910
Receivables due from affiliates	NA	60,590	16,413	30,149	(107,152)	—
Inventories:
Finished goods and work-in-process	NA	—	360,748	721,569	—	1,082,317
Packaging material and ingredients	NA	—	73,366	173,668	—	247,034
Total inventories	NA	—	434,114	895,237	—	1,329,351
Prepaid expenses	NA	13,973	49,750	111,072	—	174,795
Short-term lending due from affiliates	NA	173,492	26,316	2,317,681	(2,517,489)	—
Other current assets	NA	8,170	8,016	45,628	(7,675)	54,139
Total current assets	NA	293,595	700,520	5,520,437	(2,632,316)	3,882,236
Property, plant and equipment:
Property, plant and equipment, gross	NA	299,031	1,517,923	3,449,607	—	5,266,561
Less accumulated depreciation	NA	71,156	890,045	1,821,222	—	2,782,423
Total property, plant and equipment, net	NA	227,875	627,878	1,628,385	—	2,484,138
Other non-current assets:
Goodwill	NA	—	1,220,543	1,964,984	—	3,185,527
Investments in subsidiaries	NA	6,897,973	8,042,894	—	(14,940,867)	—
Trademarks, net	NA	92,125	128,426	870,341	—	1,090,892
Other intangibles, net	NA	25,962	96,726	285,114	—	407,802
Long-term lending due from affiliates	NA	—	2,232,052	199,852	(2,431,904)	—
Other non-current assets	NA	43,675	235,637	653,386	—	932,698
Total other non-current assets	NA	7,059,735	11,956,278	3,973,677	(17,372,771)	5,616,919
Total assets	NA	$7,581,205	$13,284,676	$11,122,499	$(20,005,087)	$11,983,293

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of April 29, 2012

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS EQUITY	(In thousands)
Current liabilities:
Short-term debt	NA	$—	$—	$46,460	$—	$46,460
Short-term lending due to affiliates	NA	9,590	1,128,178	1,379,721	(2,517,489)	—
Portion of long-term debt due within one year	NA	186,869	1,946	11,433	—	200,248
Trade payables	NA	6,018	358,430	837,950	—	1,202,398
Payables due to affiliates		25,937	38,261	42,954	(107,152)	—
Other payables	NA	11,235	20,736	114,443	—	146,414
Accrued marketing	NA	—	64,218	238,914	—	303,132
Other accrued liabilities	NA	142,008	127,075	378,686	—	647,769
Income taxes	NA	22,762	2,612	83,841	(7,675)	101,540
Total current liabilities	NA	404,419	1,741,456	3,134,402	(2,632,316)	2,647,961
Long-term debt and other non-current liabilities:
Long-term debt	NA	1,997,767	2,527,429	254,785	—	4,779,981
Long-term borrowings due to affiliates	NA	2,000,000	342,462	708,977	(3,051,439)	—
Deferred income taxes	NA	144,631	345,776	327,521	—	817,928
Non-pension post-retirement benefits	NA	58,627	103,982	68,843	—	231,452
Other non-current liabilities	NA	217,172	113,868	250,350	—	581,390
Total long-term debt and other non-current liabilities	NA	4,418,197	3,433,517	1,610,476	(3,051,439)	6,410,751
Commitments and contingent liabilities (See Note 18)
Redeemable noncontrolling interest	NA	—	—	113,759	—	113,759
Total shareholders’ equity	NA	2,758,589	8,109,703	6,211,629	(14,321,332)	2,758,589
Noncontrolling interest	NA	—	—	52,233	—	52,233
Total equity	NA	2,758,589	8,109,703	6,263,862	(14,321,332)	2,810,822
Total liabilities and equity	NA	$7,581,205	$13,284,676	$11,122,499	$(20,005,087)	$11,983,293

Successor
H. J. Heinz Corporation II and Subsidiaries
Condensed Consolidating Statements of Cash Flows
For the Period from February 8, 2013 through December 29, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities	(In thousands)
Cash (used for)/provided by operating activities	$—	$(444,279)	$398,967	$319,292	$(238,922)	$35,058
Investing activities:
Capital expenditures	—	(46,905)	(42,170)	(112,940)	—	(202,015)
Net proceeds/(payments) on intercompany lending activities	—	863,629	(19,275)	(370,843)	(473,511)	—
Additional investments in subsidiaries	(16,500,000)	(61,596)	—	—	16,561,596	—
Acquisition of the business, net of cash on hand	—	(23,564,251)	407,067	1,662,897	—	(21,494,287)
Return of capital	360,000	—	—	—	(360,000)	—
Other items, net	—	105	(467)	25,233	—	24,871
Cash (used for)/provided by investing activities	(16,140,000)	(22,809,018)	345,155	1,204,347	15,728,085	(21,671,431)
Financing activities:
Payments on long-term debt	—	(1,707,668)	(950,072)	(12,175)	—	(2,669,915)
Proceeds from long-term debt	—	12,568,876	—	5,699	—	12,574,575
Debt issuance costs	—	(320,824)	—	—	—	(320,824)
Net (payments)/proceeds on intercompany borrowing activities	—	(1,807,211)	1,383,256	(49,556)	473,511	—
Net (payments)/proceeds on commercial paper and short-term debt	—	(1,600,000)	(165,700)	125,110	—	(1,640,590)
Dividends	(360,000)	(360,000)	(129,461)	(109,461)	598,922	(360,000)
Capital contribution	16,500,000	16,500,000	61,596	—	(16,561,596)	16,500,000
Other items, net	—	28,520	—	(2,525)	—	25,995
Cash provided by/(used for) financing activities	16,140,000	23,301,693	199,619	(42,908)	(15,489,163)	24,109,241
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(13,876)	—	(13,876)
Net increase in cash and cash equivalents	—	48,396	943,741	1,466,855	—	2,458,992
Cash and cash equivalents at beginning of year	—	—	—	—	—	—
Cash and cash equivalents at end of year	$—	$48,396	$943,741	$1,466,855	$—	$2,458,992
Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Cash Flows
For the Period from April 29, 2013 through June 7, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities	(In thousands)
Cash (used for)/provided by operating activities	NA	$(34,879)	$5,924	$(318,588)	$(24,550)	$(372,093)
Investing activities:
Capital expenditures	NA	(10,556)	(97,411)	(12,187)	—	(120,154)
Net payments on intercompany lending activities	NA	(192,352)	(920,912)	(1,835)	1,115,099	—
Disposal of subsidiary stock	NA	—	261,676	—	(261,676)	—
Other items, net	NA	(1,475)	31,611	223	—	30,359
Cash used for investing activities	NA	(204,383)	(725,036)	(13,799)	853,423	(89,795)
Financing activities:
Payments on long-term debt	NA	(306,354)	(133,172)	(221)	—	(439,747)
Proceeds from long-term debt	NA	—	—	1,521	—	1,521
Net (payments)/proceeds on intercompany borrowing activities	NA	(1,897)	1,134,224	(17,228)	(1,115,099)	—
Net proceeds/(payments) on commercial paper and short-term debt	NA	500,000	—	(19,328)	—	480,672
Dividends	NA	—	(9,550)	(15,000)	24,550	—
Other intercompany capital stock transactions	NA	—	—	(261,676)	261,676	—
Other items, net	NA	47,512	(2,927)	(1,613)	—	42,972
Cash provided by/(used for) financing activities	NA	239,261	988,575	(313,545)	(828,873)	85,418
Effect of exchange rate changes on cash and cash equivalents	NA	—	—	(30,262)	—	(30,262)
Net (decrease)/increase in cash and cash equivalents	NA	(1)	269,463	(676,194)	—	(406,732)
Cash and cash equivalents at beginning of period	NA	5	137,604	2,339,090	—	2,476,699
Cash and cash equivalents at end of period	NA	$4	$407,067	$1,662,896	$—	$2,069,967
Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Cash Flows
For the Year Ended April 28, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities	(In thousands)
Cash provided by operating activities	NA	$407,815	$617,969	$935,295	$(571,116)	$1,389,963
Investing activities:
Capital expenditures	NA	(55,672)	(68,537)	(274,889)	—	(399,098)
Net (payments)/proceeds on intercompany lending activities	NA	(495,976)	26,956	331,555	137,465	—
Additional investments in subsidiaries	NA	(276,166)	(132)	—	276,298	—
Other items, net	NA	31	4,040	21,907	—	25,978
Cash (used for)/provided by investing activities	NA	(827,783)	(37,673)	78,573	413,763	(373,120)
Financing activities:
Payments on long-term debt	NA	(188,489)	(16,731)	(18,859)	—	(224,079)
Proceeds from long-term debt	NA	188,489	—	16,861	—	205,350
Net (payments)/proceeds on intercompany borrowing activities	NA	—	(319,494)	456,959	(137,465)	—
Net proceeds/(payments) on commercial paper and short-term debt	NA	1,100,000	—	(10,118)	—	1,089,882
Dividends	NA	(665,691)	(464,017)	(107,099)	571,116	(665,691)
Purchases of treasury stock	NA	(139,069)	—	—	—	(139,069)
Exercise of stock options	NA	113,477	—	—	—	113,477
Acquisition of subsidiary shares from noncontrolling interests	NA	—	—	(80,132)	—	(80,132)
Other intercompany capital stock transactions	NA	—	253,244	23,054	(276,298)	—
Other items, net	NA	11,217	(41,445)	(12,583)	—	(42,811)
Cash provided by/(used for) financing activities	NA	419,934	(588,443)	268,083	157,353	256,927
Effect of exchange rate changes on cash and cash equivalents	NA	—	—	(127,512)	—	(127,512)
Net (decrease)/increase in cash and cash equivalents	NA	(34)	(8,147)	1,154,439	—	1,146,258
Cash and cash equivalents at beginning of year	NA	39	145,751	1,184,651	—	1,330,441
Cash and cash equivalents at end of year	NA	$5	$137,604	$2,339,090	$—	$2,476,699

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Cash Flows
For the Year Ended April 29, 2012

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities	(In thousands)
Cash provided by operating activities	NA	$434,499	$602,527	$1,051,780	$(595,689)	$1,493,117
Investing activities:
Capital expenditures	NA	(62,905)	(90,918)	(264,911)	—	(418,734)
Acquisitions of business, net of cash on hand	NA	—	—	(3,250)	—	(3,250)
Net (payments)/proceeds on intercompany lending activities	NA	(176,751)	544,719	(782,435)	414,467	—
Additional investments in subsidiaries	NA	(354,027)	—	—	354,027	—
Other items, net	NA	—	(41,312)	61,291	—	19,979
Cash (used for)/provided by investing activities	NA	(593,683)	412,489	(989,305)	768,494	(402,005)
Financing activities:
Payments on long-term debt	NA	—	(1,420,957)	(20,005)	—	(1,440,962)
Proceeds from long-term debt	NA	1,293,866	604,393	14,208	—	1,912,467
Net (payments)/proceeds on intercompany borrowing activities	NA	(414,577)	167,204	661,840	(414,467)	—
Net payments on commercial paper and short-term debt	NA	—	(18)	(42,525)	—	(42,543)
Dividends	NA	(619,104)	(532,208)	(63,481)	595,689	(619,104)
Purchases of treasury stock	NA	(201,904)	—	—	—	(201,904)
Exercise of stock options	NA	82,714	—	—	—	82,714
Acquisition of subsidiary shares from noncontrolling interests	NA	—	—	(54,824)	—	(54,824)
Other intercompany capital stock transactions	NA	—	253,241	100,786	(354,027)	—
Other items, net	NA	18,182	(5,361)	(11,500)	—	1,321
Cash provided by/(used for) financing activities	NA	159,177	(933,706)	584,499	(172,805)	(362,835)
Effect of exchange rate changes on cash and cash equivalents	NA	—	—	(122,147)	—	(122,147)
Net (decrease)/increase in cash and cash equivalents	NA	(7)	81,310	524,827	—	606,130
Cash and cash equivalents at beginning of year	NA	46	64,441	659,824	—	724,311
Cash and cash equivalents at end of year	NA	$39	$145,751	$1,184,651	$—	$1,330,441

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Statements of Cash Flows
For the Year Ended April 27, 2011

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities	(In thousands)
Cash provided by operating activities	NA	$512,154	$807,115	$924,838	$(660,464)	$1,583,643
Investing activities:
Capital expenditures	NA	(52,433)	(90,497)	(192,716)	—	(335,646)
Acquisitions of business, net of cash on hand	NA	—	(165,447)	(452,855)	—	(618,302)
Net payments on intercompany lending activities	NA	(285)	(158,803)	(609,427)	768,515	—
Additional investments in subsidiaries	NA	(253,241)	(14,612)	—	267,853	—
Other items, net	NA	323	(1,115)	5,108	—	4,316
Cash used for investing activities	NA	(305,636)	(430,474)	(1,249,890)	1,036,368	(949,632)
Financing activities:
Payments on long-term debt	NA	—	(34,636)	(11,130)	—	(45,766)
Proceeds from long-term debt	NA	193,248	29,268	7,335	—	229,851
Net proceeds on intercompany borrowing activities	NA	64,441	246,606	457,468	(768,515)	—
Net (payments)/proceeds on commercial paper and short-term debt	NA	(323)	(232,829)	39,952	—	(193,200)
Dividends	NA	(579,618)	(576,664)	(83,800)	660,464	(579,618)
Purchases of treasury stock	NA	(70,003)	—	—	—	(70,003)
Exercise of stock options	NA	154,774	—	—	—	154,774
Acquisition of subsidiary shares from noncontrolling interests	NA	—	—	(6,338)	—	(6,338)
Other intercompany capital stock transaction	NA	—	253,241	14,612	(267,853)	—
Other items, net	NA	30,972	(206)	(2,975)	—	27,791
Cash (used for)/provided by financing activities	NA	(206,509)	(315,220)	415,124	(375,904)	(482,509)
Effect of exchange rate changes on cash and cash equivalents	NA	—	—	89,556	—	89,556
Net increase in cash and cash equivalents	NA	9	61,421	179,628	—	241,058
Cash and cash equivalents at beginning of year	NA	37	3,020	480,196	—	483,253
Cash and cash equivalents at end of year	NA	$46	$64,441	$659,824	$—	$724,311